Offsets	Nov. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Jeffs' Brands Ltd
Form or Filing Type	F-1
File Number	333-288355
Initial Filing Date	Jun. 26, 2025
Fee Offset Claimed	$ 81.10
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value
Unsold Securities Associated with Fee Offset Claimed	47,229,984
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,322.72
Termination / Withdrawal Statement	Termination
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Jeffs' Brands Ltd
Form or Filing Type	F-1
File Number	333-288355
Filing Date	Jun. 26, 2025
Fee Paid with Fee Offset Source	$ 81.10
Offset Note	Pursuant to Rule 457(p), the registration fee due under this registration statement is being paid with filing fees that have been previously paid with respect to 47,229,984 Ordinary Shares of the Company which remain unsold under the Registrant’s Registration Statement on Form F-1 (File No. 333-288355), filed on June 26, 2025 (the “Prior Registration Statement”). On July 24, 2025 the Company filed an amendment to the Prior Registration Statement to remove the 47,229,984 Ordinary Shares and terminated the offering of the unsold securities. After the payment of this registration fee, an amount of $46,241.6184 previously paid fees with respect to the Registration Statement on Form F-1 (File No. 333-288355) will remain available for future filing fees.